Interest Rate Derivatives - Balance sheet location (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Other Liabilities | Interest rate swap agreement | Derivatives not designated as hedging instrument
Derivative [Line Items]
Interest rate swap contract	$ 4,782